Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Luckin Coffee Inc.
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001767582
Amendment Flag	false
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,942,374,800
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	664,687,728
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,277,687,072